UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2001
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       FEBRUARY 12, 2002
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       7

Form 13F Information Table Value Total:                       $159,064
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number     Name

         1              28-_________             FLETCHER INTERNATIONAL, LTD.



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                                                        FORM 13F REPORT


                                                                                                                Item 8.
                                                                                                                Voting
                                                                                                               Authority
                            Item 2     Item 3      Item 4      Item 5         Item 6           Item 7           Shares
                          ---------  ----------  ---------  -----------  --------------------  ------   ------------------------
                                                    Fair
                                                   Market     Shares or         (B)     (C)                        (B)
Name of Issuer             Title of    CUSIP       Value      Principal  (A)    Shared  Shared            (A)     Shared     C
                            Class      Number     (x$1,000)     Amount   Sole   Defined  Other            Sole    Defined   None

Capital One Finl Corp       Common    14040H105     19,263     357,049             X                      X
                            Stock

Champion Enterprises Inc.   Common    158496109        601      48,805             X              1       X
                            Stock

Clayton Homes Inc           Common    184190106       1206      70,534             X              1       X
                            Stock

Com21 Inc                   Common    205937105      1,127   2,450,000             X              1       X
                            Stock

MIDCAP SPDR TR            Unit Ser 1  595635103     38,213     411,781             X              1       X

Schlumberger Ltd            Common    806857108     23,345     424,840             X              1       X
                            Stock

SPDR TR                   Unit Ser 1  78462F103     75,309     659,300             X                      X

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